ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2019
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of details of the Group's subsidiaries, VIEs and VIEs' subsidiaries

	Date of	Place of	Percentage of
	incorporation or	establishment/	legal
	acquisition	incorporation	ownership
Subsidiaries:
Tiger Holdings Group Limited (“Tiger Holdings”)	August 01, 2015	New Zealand	100%
Tiger Brokers (NZ) Limited (“TBNZ”)[1]	August 02, 2016	New Zealand	100%
U-Tiger SPC (“U-Tiger SPC”)	June 18, 2017	Cayman Islands	100%
I-Tiger Global Investment SPC (“I-Tiger SPC”)	July 12, 2017	Cayman Islands	100%
I‑Tiger Capital Management Limited (“I‑Tiger Capital Management”)	July 12, 2017	Cayman Islands	65%
I‑Tiger Global Investment Management Limited (“I‑Tiger Global Investment”)	July 12, 2017	Cayman Islands	100%
I‑Tiger Capital Limited (“I‑Tiger Capital”)	July 12, 2017	Cayman Islands	65%
Prosperous Investment Management Limited (“Prosperous Investment”)	July 12, 2017	Cayman Islands	100%
Tiger Brokers(AU)Pty Limited (“TBAU”)[2]	September 26, 2017	Australia	100%
Up Fintech International Limited (“Up International”)	February 08, 2018	Hong Kong	100%
Tiger Fintech (Singapore) PTE Ltd. (“Tiger SG”)	March 13, 2018	Singapore	100%
Tiger Brokers (Singapore) PTE Ltd. (“Tiger Brokers SG”)	March 27, 2018	Singapore	100%
US Tiger Securities, Inc. (“US Tiger Securities”)	March 30, 2018	United States of America(“USA”)	100%
Ningxia Xiangshangyixin Technology Co., Ltd (“Ningxia XSYX”, “Ningxia WFOE”)	May 17, 2018	PRC	100%
Up Fintech Global Holdings Limited (“Up Global”)	June 15, 2018	BVI	100%
Tiger Fintech Holdings, Inc (“Tiger Fintech Holdings”)	July 09, 2018	USA	100%
Xiangshang Upfintech Holding Limited (“Xiangshang Upfintech Holding”)	July 11, 2018	BVI	100%
Beijing Xiangshangyixin Technology Co., Ltd (“Beijing XSYX”, “Beijing WFOE”)	July 26, 2018	PRC	100%
Trading Front Inc (“Trading Front”)	August 01, 2018	USA	100%
Wealthn LLC (“Wealthn”)	August 01, 2018	USA	100%
Uptech Global Holding Limited (“Uptech Holding”)	August 03, 2018	British Virgin Islands (“BVI”)	100%
Tiger Fixed Income Portfolio Limited (“Tiger Fixed”)	September 06, 2018	Cayman Islands	100%
JV Uptech Holding limited (“JV”)	September 18, 2018	BVI	100%
Kastle Limited (“Kastle”)	October 15, 2018	Hong Kong	100%
Fleming Funds Management Pty Limited (“Fleming”)	November 22, 2018	Australia	100%
Amtiger Consultants Private Limited (“Amtiger”)	January 09, 2019	India	99.999%
Tung Chi Consulting Limited (“Tung Chi”)	January 29, 2019	Hong Kong	100%
Marsco Investment Corporation (“Marsco”)	July 12, 2019	USA	100%
Tiger Investor Services Pty Limited (“Tiger Investor”)	July 29, 2019	Australia	100%
Subsidiaries:
Tradeup Inc. (“Tradeup”)	October 10, 2019	USA	100%
VIEs:
Ningxia Xiangshang Rongke Technology Co.,LTD (“Ningxia Rongke”, “Ningxia VIE”)	June 11, 2014	PRC	Consolidated VIE
Beijing Xiangshang Yiyi Laohu Technology Group Co.,LTD (“Beijing Yiyi”, “Beijing VIE”)	October 29, 2018	PRC	Consolidated VIE
TigerShares Trust (“Trust”)	September 25, 2018	USA	Consolidated VIE
VIEs’ subsidiaries:
Tiger Technology Corporation Limited (“Tiger Technology”)	October 14,2014	Hong Kong	VIE’s subsidiary
Tiger Holdings, LLC (“Tiger LLC”)	October 13, 2015	USA	VIE’s subsidiary
Beijing U‑Tiger Network Technology Co., LTD. (“Beijing U‑Tiger Network”)	April 20, 2016	PRC	VIE’s subsidiary
Beijing U‑Tiger Business Service Co., Ltd (“Beijing U‑Tiger Business”)	April 21,2016	PRC	VIE’s subsidiary
Beijing Chenhao Technology Co., LTD. (“Beijing Chenhao”)	August 11, 2016	PRC	VIE’s subsidiary
Tiger Financial Information Service (NX) Co., Ltd. (“Tiger Financial Information”)	September 09, 2016	PRC	VIE’s subsidiary
Tiger Rongke Technology Co., Ltd. (“Tiger Rongke”)	November 09, 2016	PRC	VIE’s subsidiary
Fangguang Technology (NX) Co., Ltd. (“Fangguang Technology”)	November 16, 2016	PRC	VIE’s subsidiary
Yunxin (Beijing) Information Consulting Co., Ltd. (“Beijing Yunxin”)	November 23, 2016	PRC	VIE’s subsidiary
Xinhu Information Technology (SH) Co., Ltd (“Shanghai Xinhu”)	July 05, 2017	PRC	VIE’s subsidiary
Top Capital Partners Custodians Limited (“Top Capital Partners Custodians”)	September 13,2017	New Zealand	VIE’s subsidiary
Beijing Zhijianfengyi Information Technology Co., Ltd (“Beijing ZJFY”)	January 25, 2018	PRC	VIE’s subsidiary
Shenzhen Xiang Shang Hu Xun Technology Co., LTD. (“Hu Xun”)	June 20, 2018	PRC	VIE’s subsidiary
Beijing Beihu Commercial Service Co., Ltd (“Beihu”)	August 10, 2018	PRC	VIE’s subsidiary
Beijing Huyi Technology Co., Ltd (“Huyi”)	September 05, 2018	PRC	VIE’s subsidiary
Guangzhou U-Tiger Technology Co.,LTD (“Guangzhou U-Tiger”)	December 24, 2018	PRC	VIE’s subsidiary
Shenzhen Huichuang Tianrong Asset Management Co.,Ltd. (“Huichuang Tianrong”)	January 26, 2019	PRC	VIE’s subsidiary
Tiger Brokers International Limited (“TB International”)	September 26, 2019	Hong Kong	VIE’s subsidiary
Tiger Brokers Group Limited (“TB Group”)	September 26, 2019	Hong Kong	VIE’s subsidiary
Tiger Assets Management Corporation Limited (“Tiger Asset Management”)	September 26, 2019	Hong Kong	VIE’s subsidiary

Schedule of amounts and balances of the VIEs

	As of December 31,
	2018	2019
	US$	US$
Current assets	17,648,541	11,412,715
Non-current assets	9,581,582	5,838,056
Total assets	27,230,123	17,250,771
Current liabilities	6,939,074	10,365,633
Non-current liabilities	—	100,701
Total liabilities	6,939,074	10,466,334

	For the years ended December 31,
	2017	2018	2019
	US$	US$	US$
Total revenues	16,949,184	27,536,436	3,089,605
Net Loss	(7,927,494)	(4,948,406)	(24,539,413)

	For the years ended December 31,
	2017	2018	2019
	US$	US$	US$
Net cash (used in)/provided by operating activities	(8,510,634)	3,768,318	33,354,051
Net cash used in investing activities	(3,670,010)	(2,456,147)	(726,601)
Net cash provided by/(used in) financing activities	14,596,081	(1,509,434)	—